Consolidated Statements of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Series A	Series A Preferred Units Limited Partners	Series B	Series B Preferred Units Limited Partners	Preferred Units Limited Partners
Beginning balance, units at Dec. 31, 2016			79,572	5,000
Beginning balance at Dec. 31, 2016	$ 1,777,412	$ 50,653	$ 1,563,852	$ 123,426	$ 575	$ 38,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,911	400	19,586	$ 13,979		14,946
Other comprehensive (loss) income	4,032				3,904	128
Distribution made to limited partner, cash distributions paid											$ 14,000
Common units	(45,493)	(909)	$ (44,584)
Preferred units							$ (13,928)	$ (13,928)	$ (2,729)	$ (2,729)
Dividends paid to non-controlling interest	(1,595)					(1,595)
Equity based compensation, net of withholding tax, units			55
Equity based compensation, net of withholding tax	402	8	$ 394
Proceeds from equity offerings (note 16), units				6,800
Proceeds from equity offerings (note 16)	164,411			$ 164,411
Ending balance, units at Dec. 31, 2017			79,627	11,800
Ending balance at Dec. 31, 2017	1,931,423	50,152	$ 1,539,248	$ 285,159	4,479	52,385
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,875	53	2,615			(1,494)
Other comprehensive (loss) income	(1,124)				(1,762)	638
Distribution made to limited partner, cash distributions paid	25,701
Common units	(45,528)	(911)	$ (44,617)
Preferred units							(11,250)	(11,250)	(14,451)	(14,451)
Dividends paid to non-controlling interest	(2,925)					(2,925)
Equity based compensation, net of withholding tax, units			61
Equity based compensation, net of withholding tax	624	12	$ 612
Repurchase of common units (note 16), units			(327)
Repurchase of common units (note 16)	(3,786)	(76)	$ (3,710)
Ending balance, units at Dec. 31, 2018			79,361	11,800
Ending balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Beginning balance, units at Dec. 31, 2017			79,627	11,800
Beginning balance at Dec. 31, 2017	1,931,423	50,152	$ 1,539,248	$ 285,159	4,479	52,385
Ending balance, units at Dec. 31, 2019			77,510	11,800
Ending balance at Dec. 31, 2019	1,876,975	50,241	$ 1,543,598	$ 285,159	(57,312)	55,289
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	164,604	2,542	124,546			11,814
Other comprehensive (loss) income	(57,440)				(55,198)	(2,242)
Distributions declared:											(25,702)
Distribution made to limited partner, cash distributions paid											$ 25,700
Common units	(56,677)	(1,134)	$ (55,543)
Preferred units							$ (11,250)	$ (11,250)	$ (14,452)	$ (14,452)
Dividends paid to non-controlling interest	(90)					(90)
Equity based compensation, net of withholding tax, units			83
Equity based compensation, net of withholding tax	1,109	22	$ 1,087
Acquisition of non-controlling interest in certain of the Partnership's subsidiaries (note 12e)	2,681	17	$ 838			(3,536)
Repurchase of common units (note 16), units			(1,934)
Repurchase of common units (note 16)	(25,728)	(514)	$ (25,214)
Ending balance, units at Dec. 31, 2019			77,510	11,800
Ending balance at Dec. 31, 2019	$ 1,876,975	$ 50,241	$ 1,543,598	$ 285,159	$ (57,312)	$ 55,289